Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								6 Months Ended
	Oct. 08, 2019 CNY (¥) shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 12, 2014 CNY (¥) shares	Jun. 12, 2014 USD ($) $ / shares shares	Oct. 25, 2013 CNY (¥) shares	Oct. 25, 2013 USD ($) $ / shares shares	Jun. 30, 2025 Item	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Redeemable Convertible Preferred Shares [Line Items]
Number of rounds of financing by issuing preferred shares (in Item) | Item								4
Preferred share								150.00%
Convertible ordinary share									1	1	1
Liquidation preference, percentage of original issue price								150.00%
Series A preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue						259,257,900	259,257,900
Series A-1 preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue						111,110,000	111,110,000
Shares repurchased		9,007,682	9,007,682
Total consideration on shares repurchased		¥ 42,000	$ 7,000
Series A-2 preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue						148,147,900	148,147,900
Share price (in Dollars per share) | $ / shares							$ 0.07
Total consideration on shares issued						¥ 58,980	$ 9,830
Series B Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue				177,834,496	177,834,496
Share price (in Dollars per share) | $ / shares					$ 0.25
Total consideration on shares issued				¥ 276,764	$ 45,000
Outstanding share percentage								75.00%
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue		286,959,017	286,959,017
Share price (in Dollars per share) | $ / shares			$ 0.78
Total consideration on shares issued		¥ 1,364,046	$ 223,000
Shares repurchased		29,596,670	29,596,670
Total consideration on shares repurchased		¥ 140,612	$ 23,000
Greyhound Investment Ltd [Member]
Redeemable Convertible Preferred Shares [Line Items]
Options granted	172,908,894
Grant date fair value of stock options granted (in Yuan Renminbi) | ¥	¥ 642,174